Net (loss) income per Ordinary Share - Computation of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income -basic and diluted	$ (2,595,941)	$ 515,014	$ (13,877,363)
Deemed dividend in relation to the convertible notes			(1,368,866)
Net (loss) income attributable to ordinary shareholders	$ (2,595,941)	$ 515,014	$ (15,246,229)
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	4,837,255,456	4,591,748,099	3,303,168,725
Weighted average number of ordinary shares outstanding, Diluted (in shares)	4,837,255,456	4,592,307,849	3,303,168,725
Net (loss) income per share, basic (in dollars per share)	$ (0.0005)	$ 0.0001	$ (0.005)
Net (loss) income per share, diluted (in dollars per share)	$ (0.0005)	$ 0.0001	$ (0.005)